Commitments and Contingencies Level 4 (Details) - Environmental Liabilities (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 sites	Dec. 31, 2011 sites
Accrued Environmental Loss Contingencies, Current	$ 9	$ 6
Environmental Institution of Parana IAP [Member]
Liability	14
Geismar, LA [Member]
Discount rate assumed to record at present value	3.00%
Undiscounted Liability Expected to be Paid	25 years
Geismar, LA Site Contingency, Accrual, Undiscounted Amount	24
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	6
Liability	17	17
Range of Reasonably Possible Costs - Low	10
Range of Reasonably Possible Costs - High	24
Number of Sites	1	1
Superfund and Offsite Landfills - allocated share: Less than 1% [Member]
Liability	1	1
Range of Reasonably Possible Costs - Low	1
Range of Reasonably Possible Costs - High	2
Number of Sites	22	31
Superfund and Offsite Landfills - allocated share: Equal to or Greater than 1% [Member]
Liability	6	7
Range of Reasonably Possible Costs - Low	5
Range of Reasonably Possible Costs - High	13
Number of Sites	12	12
Currently-Owned [Member]
Accrual for Environmental Loss Contingencies, Undiscounted, Due Ratably over the Next Five Years	5
Liability	7	5
Range of Reasonably Possible Costs - Low	5
Range of Reasonably Possible Costs - High	13
Number of Sites	13	12
Formerly-Owned - Remediation [Member]
Liability	2	1
Range of Reasonably Possible Costs - Low	2
Range of Reasonably Possible Costs - High	15
Number of Sites	11	10
Formerly-Owned - Monitoring Only [Member]
Liability	1	1
Range of Reasonably Possible Costs - Low	0
Range of Reasonably Possible Costs - High	$ 1
Number of Sites	4	5